COMMITMENTS, CONTINGENCIES, AND CREDIT RISK (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk
Commitments	$ 81,628	$ 59,338	$ 64,253	$ 64,148
Number of pending material legal proceedings		0
Commitments to extend credit
Financial Instruments with Off-Balance-Sheet Risk
Commitments, variable rate	54,048	36,039	37,462	39,782
Commitments, fixed rate	18,604	15,070	19,873	18,427
Standby letters of credit
Financial Instruments with Off-Balance-Sheet Risk
Commitments, variable rate	5,742	5,077	3,805	2,879
Percentage collateralization on financial instruments allowed under commitments	100.00%	100.00%
Credit card commitments
Financial Instruments with Off-Balance-Sheet Risk
Commitments, fixed rate	$ 3,234	$ 3,152	$ 3,113	$ 3,060